RELATED PARTY TRANSACTIONS AND BALANCES (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Jun. 30, 2019 shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt				¥ 9,482,212	$ 1,335,542	¥ 2,631,400	¥ 6,378,690
Amounts due to intercompany				11,677,348		21,159,559		$ 1,644,720
Equity investee | Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt	¥ 1,000,000.0	$ 100,000
Transaction with related party				0		0
Chairman and chief executive officer | Jun Zhu
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt				9,500,000	$ 1,300,000	2,600,000
Loan from related party				0		0
Amounts due to intercompany				¥ 2,000,000.0		¥ 11,500,000		$ 300,000
Share purchase agreement with comtec | Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Percentage of equity interest			9.90%
Share purchase agreement with comtec | Related party | Class A ordinary shares
RELATED PARTY TRANSACTIONS AND BALANCES
Common Stock, Shares Subscribed but Unissued | shares			3,444,882